Other Long-Term Liabilities	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Other Long-Term Liabilities
24.	OTHER LONG- TERM LIABILITIES

As at,	March 31, 2022	March 31, 2021
The carrying amount of the following other long term liabilities:
Accrued interest payable, Provincial MENDM Loan	$2.3	$1.4
Long-term disability plan obligation	0.8	1.1
Long-term portion of lease liability	0.9	—

	$4.0	$2.5

Long-term disability plan obligation
The Company
 maintains a long-term disability plan. Under this plan, the Company offers continuation of medical and dental benefits for employees on long-term disability leaves of absence. The Company recognizes the present value of the long-term disability benefit obligation based on the number of employees on long-term disability. The most recent actuarial determination of the Company’s long-term disability obligation was carried out at March
31
,
2022
. At March
31
,
2022
, the long-term disability plan had a carrying value of $
0.8
million (March 31, 2021 - $
1.1
million).
Accrued interest payable, Provincial MENDM Loan
As disclosed in Note 20, the Company has entered into an agreement with the Ministry of Energy, Northern Development and Mines under which the Company will receive a $60.0 million low interest loan. At March 31, 2022, the accrued interest payable under this agreement was $2.3 million (March 31, 2021 – $1.4 million).